Exhibit 99
Ford Credit Auto Owner Trust 2014-A
Monthly Investor Report

Collection Period	December 2015
Payment Date	1/15/2016
Transaction Month	24
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-189385 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,646,197,309.59	72,484	55.3 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$348,000,000.00	0.23000%	January 15, 2015
Class A-2 Notes	$539,900,000.00	0.480%	November 15, 2016
Class A-3 Notes	$474,900,000.00	0.790%	May 15, 2018
Class A-4 Notes	$136,780,000.00	1.290%	April 15, 2019
Class B Notes	$47,350,000.00	1.710%	May 15, 2019
Class C Notes	$31,570,000.00	1.900%	September 15, 2019
Class D Notes	$31,570,000.00	2.400%	July 15, 2020
Total	$1,610,070,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,950,604.15

Principal:
Principal Collections	$19,270,772.37
Prepayments in Full	$10,178,372.00
Liquidation Proceeds	$236,045.44
Recoveries	$10,016.26
Sub Total	$29,695,206.07
Collections	$31,645,810.22

Purchase Amounts:
Purchase Amounts Related to Principal	$293,258.53
Purchase Amounts Related to Interest	$1,508.72
Sub Total	$294,767.25

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$31,940,577.47

Ford Credit Auto Owner Trust 2014-A
Monthly Investor Report

Collection Period	December 2015
Payment Date	1/15/2016
Transaction Month	24
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$31,940,577.47
Servicing Fee	$495,457.72	$495,457.72	$0.00	$0.00	$31,445,119.75
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$31,445,119.75
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$31,445,119.75
Interest - Class A-3 Notes	$212,306.54	$212,306.54	$0.00	$0.00	$31,232,813.21
Interest - Class A-4 Notes	$147,038.50	$147,038.50	$0.00	$0.00	$31,085,774.71
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$31,085,774.71
Interest - Class B Notes	$67,473.75	$67,473.75	$0.00	$0.00	$31,018,300.96
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$31,018,300.96
Interest - Class C Notes	$49,985.83	$49,985.83	$0.00	$0.00	$30,968,315.13
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$30,968,315.13
Interest - Class D Notes	$63,140.00	$63,140.00	$0.00	$0.00	$30,905,175.13
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$30,905,175.13
Regular Principal Payment	$28,442,435.43	$28,442,435.43	$0.00	$0.00	$2,462,739.70
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$2,462,739.70
Residual Released to Depositor	$0.00	$2,462,739.70	$0.00	$0.00	$0.00
Total		$31,940,577.47

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$28,442,435.43
Total					$28,442,435.43
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$28,442,435.43	$59.89	$212,306.54	$0.45	$28,654,741.97	$60.34
Class A-4 Notes	$0.00	$0.00	$147,038.50	$1.08	$147,038.50	$1.08
Class B Notes	$0.00	$0.00	$67,473.75	$1.43	$67,473.75	$1.43
Class C Notes	$0.00	$0.00	$49,985.83	$1.58	$49,985.83	$1.58
Class D Notes	$0.00	$0.00	$63,140.00	$2.00	$63,140.00	$2.00
Total	$28,442,435.43	$17.67	$539,944.62	$0.34	$28,982,380.05	$18.01

Ford Credit Auto Owner Trust 2014-A
Monthly Investor Report

Collection Period	December 2015
Payment Date	1/15/2016
Transaction Month	24

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$322,490,945.88	0.6790713	$294,048,510.45	0.6191798
Class A-4 Notes	$136,780,000.00	1.0000000	$136,780,000.00	1.0000000
Class B Notes	$47,350,000.00	1.0000000	$47,350,000.00	1.0000000
Class C Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Class D Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Total	$569,760,945.88	0.3538734	$541,318,510.45	0.3362081

Pool Information
Weighted Average APR	3.924%	3.922%
Weighted Average Remaining Term	35.71	34.91
Number of Receivables Outstanding	39,563	38,583
Pool Balance	$594,549,260.49	$564,291,411.72
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$570,448,198.24	$541,551,895.08
Pool Factor	0.3611652	0.3427848

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$8,230,986.55
Targeted Credit Enhancement Amount	$8,464,371.18
Yield Supplement Overcollateralization Amount	$22,739,516.64
Targeted Overcollateralization Amount	$22,972,901.27
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$22,972,901.27

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$8,230,986.55
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$8,230,986.55
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$8,230,986.55

Ford Credit Auto Owner Trust 2014-A
Monthly Investor Report

Collection Period	December 2015
Payment Date	1/15/2016
Transaction Month	24
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		122	$279,400.43
(Recoveries)		80	$10,016.26
Net Loss for Current Collection Period			$269,384.17
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.5437%

Preceding and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Preceding Collection Period			0.4552%
Second Preceding Collection Period			0.4920%
Preceding Collection Period			0.4390%
Current Collection Period			0.5579%
Four Month Average (Current and Preceding Three Collection Periods)			0.4860%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		3,364	$6,732,282.16
(Cumulative Recoveries)			$727,144.83
Cumulative Net Loss for All Collection Periods			$6,005,137.33
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.3648%

Average Realized Loss for Receivables that have experienced a Realized Loss			$2,001.27
Average Net Loss for Receivables that have experienced a Realized Loss			$1,785.12

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.92%	580	$10,813,668.44
61-90 Days Delinquent	0.27%	83	$1,513,872.10
91-120 Days Delinquent	0.05%	12	$279,368.96
Over 120 Days Delinquent	0.14%	35	$812,057.82
Total Delinquent Receivables	2.38%	710	$13,418,967.32

Repossession Inventory:
Repossessed in the Current Collection Period		26	$667,518.16
Total Repossessed Inventory		41	$1,041,125.05

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.2346%
Preceding Collection Period			0.3058%
Current Collection Period			0.3369%
Three Month Average			0.2924%

Ford Credit Auto Owner Trust 2014-A
Monthly Investor Report

Collection Period	December 2015
Payment Date	1/15/2016
Transaction Month	24

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2015

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer